UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                September 30, 2004

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ShareInVest Research L.P.
Address:  c/o The Millburn Corporation
          1270 Avenue of the Americas
          New York, New York  10020

Form 13F File Number:  28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth P. Pearlman
Title:    Principal of ShareInVest Research L.P.
Phone:    212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman           New York, New York           November 5, 2004

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $136,256
                                        (thousands)

List of Other Included Managers:        None

                           FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8
             --------              --------         --------   --------       --------       --------    --------      --------
                                                                 VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS       CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION   MANAGERS  SOLE SHARED NONE
          --------------        --------------       -----     --------   ----------------  ----------   --------  ----------------
ALLIANCE GAMING CORP                COM NEW        01859P609     2,286    151,800  SH          Sole         N/A    151,800
AMERICAN AXLE & MFG HLDGS INC         COM          024061103     7,069    241,600  SH          Sole         N/A    241,600
AMERICAN EAGLE OUTFITTERS NEW         COM          02553E106     7,055    191,450  SH          Sole         N/A    191,450
ANNTAYLOR STORES CORP                 COM          036115103     2,450    104,700  SH          Sole         N/A    104,700
BEST BUY INC                          COM          086516101     1,673     30,850  SH          Sole         N/A     30,850
BOYDS COLLECTION LTD                  COM          103354106       362    152,100  SH          Sole         N/A    152,100
CARMAX, INC                           COM          143130102       936     43,434  SH          Sole         N/A     43,434
CBRL GROUP INC                        COM          12489V106     2,136     59,200  SH          Sole         N/A     59,200
CENTEX CORP                           COM          152312104     4,107     81,400  SH          Sole         N/A     81,400
CHAMPION ENTERPRISES INC              COM          158496109     1,214    118,000  SH          Sole         N/A    118,000
CIT GROUP                             COM          125581108     6,061    162,100  SH          Sole         N/A    162,100
COVENANT TRANS INC                   CL A          22284P105     1,704     88,200  SH          Sole         N/A     88,200
DOLLAR GEN CORP                       COM          256669102     2,545    126,300  SH          Sole         N/A    126,300
DOLLAR TREE STORES INC                COM          256747106     1,493     55,400  SH          Sole         N/A     55,400
ETHAN ALLEN INTERIORS INC             COM          297602104     1,868     53,750  SH          Sole         N/A     53,750
GAP INC DEL                           COM          364760108     3,219    172,600  SH          Sole         N/A    172,600
GENENTECH INC                       COM NEW        368710406    15,967    304,600  SH          Sole         N/A    304,600
HEARTLAND EXPRESS INC                 COM          422347104     4,844    262,538  SH          Sole         N/A    262,538
HUNT J B TRANS SVCS INC               COM          445658107     5,653    152,200  SH          Sole         N/A    152,200
KNIGHT TRANSN INC                     COM          499064103     6,896    321,948  SH          Sole         N/A    321,948
LOWES COS INC                         COM          548661107     5,984    110,100  SH          Sole         N/A    110,100
MAGNA ENTMT CORP                     CL A          559211107     1,768    324,400  SH          Sole         N/A    324,400
MAXIM INTEGRATED PRODS INC            COM          57772K101     4,889    115,600  SH          Sole         N/A    115,600
MEDTRONIC INC                         COM          585055106     5,797    111,700  SH          Sole         N/A    111,700
OLD DOMINION FREIGHT LINE INC         COM          679580100     4,661    161,775  SH          Sole         N/A    161,775
QUANTA SVCS INC                       COM          74762E102     2,118    350,000  SH          Sole         N/A    350,000
RARE HOSPITALITY INTL INC             COM          753820109     8,377    314,350  SH          Sole         N/A    314,350
RYANAIR HLDGS PLC                SPONSORED ADR     783513104     6,011    205,850  SH          Sole         N/A    205,850
STAPLES INC                           COM          855030102     3,978    133,397  SH          Sole         N/A    133,397
SUPERTEX INC                          COM          868532102       839     43,200  SH          Sole         N/A     43,200
SWIFT TRANSN CO                       COM          870756103     1,477     87,800  SH          Sole         N/A     87,800
TOLL BROTHERS INC.                    COM          889478103     1,432     30,900  SH          Sole         N/A     30,900
TWEETER HOME ENTMT GROUP INC          COM          901167106     2,431    430,300  SH          Sole         N/A    430,300
URBAN OUTFITTERS INC                  COM          917047102     6,956    202,200  SH          Sole         N/A    202,200

               TOTAL                                           136,256